PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

7. PROPERTY, PLANT AND EQUIPMENT

	As of September 30,
	2023	2024
	US$	US$
Leasehold improvement	801,158	801,158
Plant and machinery	5,115	5,115
Office equipment	179,144	179,144
Furniture & fixtures	94,083	94,083
Motor vehicle	273,242	273,242

Property, plant and equipment	1,352,742	1,352,742
Less: accumulated depreciation and amortization	(1,140,317)	(1,319,420)

Property, plant and equipment, net	212,425	33,322

It was included the original cost and accumulated depreciation of fully-depreciated office equipment, furniture & fixtures and motor vehicle of US$289,274 in total which were in used as of September 30, 2024.

Depreciation expenses recognized for the year ended September 30, 2022, 2023 and 2024 were US$201,080, US$187,259 and US$179,103 respectively.